PROSPECTUS SUPPLEMENT -- September 20, 2002*

AXP Global Balanced Fund (Dec. 28, 2001) S-6352-99 H (12/01)

AXP Global Growth Fund (Dec. 28,2001) S-6334-99 U (12/01)

AXP International Fund (Dec. 28, 2001) S-6140-99 W (12/01)

AXP Managed Allocation Fund (Nov. 29, 2001) S-6141-99 V (11/01)

The "Investment Manager" section is revised as follows:

For AXP Global Balanced Fund
The following paragraph replaces the paragraph on Mark Fawcett:

Mark Burgess, co-portfolio manager of the Fund since September 2002, joined American Express Asset Management International Inc. (AEAMI) in August 2001 as Deputy Chief Investment Officer. He serves as portfolio manager of World Growth Portfolio and IDS Life Series - International Equity Portfolio. He also serves as co-portfolio manager of AXP European Equity Fund, AXP International Fund, AXP Managed Allocation Fund and AXP Variable Portfolio - International Fund. Prior to joining AEAMI, he was Global Chief Investment Officer for Colonial First State, Australia's largest fund manager, from 1998 to 2000, and Chief Investment Officer for Australia and Asia for the Colonial Group (Australia) from 1995 to 1998. Mark holds a Bachelor Degree of Commerce-Honors degree from Melbourne University, specializing in economics and accounting.

For AXP Global Growth Fund
Richard Leadem is no longer managing the Fund.

For AXP International Fund
The following paragraphs replace the paragraphs on Mark Fawcett and Mark Burgess

Mark Burgess, co-portfolio manager of the Fund since September 2002, joined American Express Asset Management International Inc. (AEAMI) in August 2001 as Deputy Chief Investment Officer. He leads a team of portfolio managers in the management of the Fund. He serves as portfolio manager of World Growth Portfolio and IDS Life Series - International Equity Portfolio. He also serves as co-portfolio manager of AXP European Equity Fund, AXP Global Balanced Fund, AXP Managed Allocation Fund and AXP Variable Portfolio - International Fund. Prior to joining AEAMI, he was Global Chief Investment Officer for Colonial First State, Australia's largest fund manager, from 1998 to 2000, and Chief Investment Officer for Australia and Asia for the Colonial Group (Australia) from 1995 to 1998. Mark holds a Bachelor Degree of Commerce - Honors degree from Melbourne University, specializing in economics and accounting.

Richard Falle, co-portfolio manager of the Fund since September 2002, joined the American Express Asset Management European team in 1997. He is also co-portfolio manager of AXP European Equity Fund. Richard has been in the industry for nine years. He began working as an investment analyst covering European Financial stocks at Merrill Lynch Investment Management in 1993. Richard graduated in 1991 with a B.Sc. in economics from Bristol University.



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AXP Managed Allocation Fund

The following paragraph replaces the paragraph on Mark Fawcett:

Mark Burgess, co-portfolio manager of the Fund since September 2002, joined American Express Asset Management International Inc. (AEAMI) in August 2001 as Deputy Chief Investment Officer. He serves as portfolio manager of World Growth Portfolio and IDS Life Series - International Equity Portfolio. He also serves as co-portfolio manager of AXP European Equity Fund, AXP International Fund, AXP Global Balanced Fund and AXP Variable Portfolio - International Fund. Prior to joining AEAMI, he was Global Chief Investment Officer for Colonial First State, Australia's largest fund manager, from 1998 to 2000, and Chief Investment Officer for Australia and Asia for the Colonial Group (Australia) from 1995 to 1998. Mark holds a Bachelor Degree of Commerce - Honors degree from Melbourne University, specializing in economics and accounting.



S-6140-13 A (9/02)
*Valid until next prospectus update.

Destroy December 30, 2002